Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes
Note 10. Income Taxes

Income tax expense for 2014 and 2013 consisted of the following:

	2014	2013
	(Amounts in thousands)

Current tax expense:
Federal	$2,938	$2,657
State	984	1,094
	3,922	3,751
Deferred tax benefit	1,789	(126)
Income tax expense	$5,711	$3,625

The components of the net deferred tax asset at December 31, 2014 and 2013 were as follows:

	2014	2013
	(Amounts in thousands)

Deferred tax assets
Allowance for loan losses	$6,849	$7,204
Stock compensation	—	29
Depreciation	349	162
SERP	1,271	—
Capitalized OREO expense	1,984	1,563
OTTI write down on securities	65	437
Nonaccrued interest	952	1,528
Discount accretion	—	27
	11,470	13,172
Deferred tax liabilities:
Deferred loan costs	(842)	(755)
Unrealized gains and losses	(110)	(157)
	(952)	(912)
Net deferred tax asset	$10,518	$12,260

A reconciliation of the Company's effective income tax rate with the statutory federal rate for 2014 and 2013 is as follows:

	2014	2013
	(Amounts in thousands)

At Federal statutory rate	$6,128	$4,373
Adjustments resulting from:
State income taxes, net of Federal tax benefit	675	727
Noncontrolling interest	(625)	(1,422)
Tax exempt income	(31)	(30)
Dividend exclusion	—	(22)
BOLI	(122)	(127)
Nondeductible expenses	5	—
Other	(319)	126
	$5,711	$3,625
Management has evaluated the Company's tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2011, and by the State of New Jersey for years before 2010.